Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026		Mar. 31, 2025
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 154,513		¥ 64,170
Gross amounts offset in the consolidated balance sheets, assets		(80,880)	[1]	(20,495)
Net amounts presented in the consolidated balance sheets, assets		73,633		43,675
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[2]	0		0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[2]	(3,243)		(557)
Net amount, assets		70,390		43,118
Gross amounts recognized, liabilities		118,061		56,038
Gross amounts offset in the consolidated balance sheets, liabilities		(51,256)	[1]	(20,495)
Net amounts presented in the consolidated balance sheets, liabilities		66,805		35,543
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[2]	(27,745)		(13,802)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[2]	(2,109)		(12,777)
Net amount, liabilities		36,951		8,964
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		118,061		56,038
Gross amounts offset in the consolidated balance sheets, liabilities		(51,256)	[1]	(20,495)
Net amounts presented in the consolidated balance sheets, liabilities		66,805		35,543
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[2]	(27,745)		(13,802)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[2]	(2,109)		(12,777)
Net amount, liabilities		36,951		8,964
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		154,513		64,170
Gross amounts offset in the consolidated balance sheets, assets		(80,880)	[1]	(20,495)
Net amounts presented in the consolidated balance sheets, assets		73,633		43,675
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[2]	0		0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[2]	(3,243)		(557)
Net amount, assets		¥ 70,390		¥ 43,118

[1]	Represents amounts offset between derivative assets and liabilities with the same counterparty, as well as cash collateral offset against net derivatives under enforceable master netting agreements or similar agreements.
[2]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.